Consolidated Statements of Stockholders' Equity Deficit (Unaudited) - USD ($)	Common Stock Predecessor	Common Stock Successor	Common Stock	Additional Paid-in Capital Predecessor	Additional Paid-in Capital Successor	Additional Paid-in Capital	Accumulated Deficit Predecessor	Accumulated Deficit Successor	Accumulated Deficit	Predecessor	Successor	Total
Beginning Balance at Dec. 31, 2018	$ 7,000			$ 707,049			$ 2,684,628			$ 3,398,677
Beginning Balance, Shares at Dec. 31, 2018	7,000
Net loss							(445,265)			(445,265)
Ending Balance at Apr. 05, 2019	$ 7,000			$ 707,049			$ 2,239,363			$ 2,953,412
Ending Balance, Shares at Apr. 05, 2019	7,000
Capital contribution by Holdco for the acquisition of Goedeker Television Co.		$ 475			786,506						786,981
Capital contribution by Holdco for the acquisition of Goedeker Television Co., Shares		4,750,000
Issuance of warrants in connection with notes payable					292,673						292,673
Net loss								(5,157,871)			(5,157,871)
Ending Balance at Dec. 31, 2019		$ 475	$ 475		1,079,179	$ 1,079,179		(5,157,871)	$ (5,157,871)		(4,078,217)	$ (4,078,217)
Ending Balance, Shares at Dec. 31, 2019		4,750,000	4,750,000
Net loss									(2,207,020)			(2,207,020)
Ending Balance at Mar. 31, 2020			$ 475			1,079,179			(7,364,891)			(6,285,237)
Ending Balance, Shares at Mar. 31, 2020			4,750,000
Beginning Balance at Dec. 31, 2019		$ 475	$ 475		1,079,179	1,079,179		(5,157,871)	(5,157,871)		(4,078,217)	(4,078,217)
Beginning Balance, Shares at Dec. 31, 2019		4,750,000	4,750,000
Issuance of 1847 Holdings warrants in connection with notes payable					566,711						566,711
Forgiveness of related party debt					137,500						137,500
Issuance of 1847 Holdings shares in connection with conversion of notes payable					375,000						375,000
Issuance of common stock for cash		$ 111			8,602,055						8,602,166
Issuance of common stock for cash, Shares		1,111,200
Issuance of common stock in connection with exercise of warrant		$ 25			2,249,975						2,250,000
Issuance of common stock in connection with exercise of warrant, Shares		250,000
Stock-based compensation expense					398,908						398,908
Net loss								(21,567,837)			(21,567,837)
Ending Balance at Dec. 31, 2020		$ 611	$ 611		$ 13,409,328	13,409,328		$ (26,725,708)	(26,725,708)		$ (13,315,769)	(13,315,769)
Ending Balance, Shares at Dec. 31, 2020		6,111,200	6,111,200
Stock-based compensation expense						124,575						124,575
Issuance of warrants in connection with notes payable						1,340,438						1,340,438
Net loss									(3,493,215)			(3,493,215)
Ending Balance at Mar. 31, 2021			$ 611			$ 14,874,341			$ (30,218,923)			$ (15,343,971)
Ending Balance, Shares at Mar. 31, 2021			6,111,200